Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 96.8%
Aerospace & Defense – 2.7%
BWX Technologies Inc	45,157	$2,432,156
Mercury Systems Inc*	22,847	1,083,405
		3,515,561
Auto Components – 0.9%
Aptiv PLC*	7,602	1,132,470
Banks – 7.2%
Citizens Financial Group Inc	44,851	2,107,100
Fifth Third Bancorp	67,361	2,858,801
First Horizon National Corp	131,610	2,143,927
Regions Financial Corp	101,482	2,162,581
		9,272,409
Capital Markets – 1.3%
State Street Corp	20,447	1,732,270
Chemicals – 6.4%
Axalta Coating Systems Ltd*	46,890	1,368,719
Corteva Inc	34,526	1,452,854
DuPont de Nemours Inc	24,447	1,662,152
FMC Corp	16,082	1,472,468
Westlake Chemical Corp	25,205	2,297,184
		8,253,377
Commercial Services & Supplies – 2.8%
IAA Inc*	38,677	2,110,604
Waste Connections Inc	11,520	1,450,714
		3,561,318
Communications Equipment – 2.4%
F5 Networks Inc*	9,595	1,907,294
Motorola Solutions Inc	4,913	1,141,388
		3,048,682
Construction & Engineering – 1.1%
EMCOR Group Inc	12,614	1,455,403
Construction Materials – 1.0%
Martin Marietta Materials Inc	3,894	1,330,502
Containers & Packaging – 1.5%
Graphic Packaging Holding Co	101,504	1,932,636
Electric Utilities – 3.2%
Alliant Energy Corp	44,366	2,483,609
Entergy Corp	16,482	1,636,827
		4,120,436
Electrical Equipment – 3.0%
AMETEK Inc	15,754	1,953,654
GrafTech International Ltd	178,947	1,846,733
		3,800,387
Electronic Equipment, Instruments & Components – 1.7%
Vontier Corp	64,247	2,158,699
Entertainment – 1.1%
Electronic Arts Inc	9,718	1,382,386
Equity Real Estate Investment Trusts (REITs) – 9.1%
Americold Realty Trust	40,097	1,164,818
Apple Hospitality Inc	145,657	2,291,185
Equity Commonwealth*	48,133	1,250,495
Equity LifeStyle Properties Inc	44,613	3,484,275
Equity Residential	19,668	1,591,535
Lamar Advertising Co	17,212	1,952,701
		11,735,009
Food & Staples Retailing – 1.9%
Casey's General Stores Inc	13,208	2,489,048
Food Products – 1.9%
Lamb Weston Holdings Inc	20,779	1,275,207
Tyson Foods Inc	15,108	1,192,626
		2,467,833
Health Care Equipment & Supplies – 2.9%
Envista Holdings Corp*	34,095	1,425,512
Haemonetics Corp*	20,617	1,455,354
Quidel Corp*	5,745	810,907
		3,691,773
Health Care Providers & Services – 5.5%
Cardinal Health Inc	33,386	1,651,272
Henry Schein Inc*	31,780	2,420,365

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Laboratory Corp of America Holdings*	10,692	$3,009,156
		7,080,793
Health Care Technology – 1.2%
Cerner Corp	21,090	1,487,267
Hotels, Restaurants & Leisure – 0.3%
Cracker Barrel Old Country Store Inc	3,033	424,135
Household Durables – 0.4%
Leggett & Platt Inc	11,660	522,834
Industrial Conglomerates – 1.0%
Carlisle Cos Inc	6,250	1,242,438
Information Technology Services – 1.2%
Global Payments Inc	10,093	1,590,455
Insurance – 6.2%
Globe Life Inc	25,282	2,250,856
Hartford Financial Services Group Inc	46,691	3,280,043
RenaissanceRe Holdings Ltd	17,081	2,381,091
		7,911,990
Internet & Direct Marketing Retail – 1.1%
Qurate Retail Inc	134,574	1,371,309
Life Sciences Tools & Services – 1.3%
Agilent Technologies Inc	10,428	1,642,723
Machinery – 2.8%
Lincoln Electric Holdings Inc	13,651	1,758,112
Oshkosh Corp	18,228	1,866,000
		3,624,112
Media – 2.9%
Discovery Inc*	58,570	1,421,494
Fox Corp - Class B	62,986	2,338,040
		3,759,534
Multi-Utilities – 0.8%
DTE Energy Co	9,318	1,040,914
Oil, Gas & Consumable Fuels – 4.5%
Cabot Oil & Gas Corp	103,079	2,242,999
Marathon Petroleum Corp	35,272	2,180,162
Pioneer Natural Resources Co	8,436	1,404,678
		5,827,839
Professional Services – 0.8%
Mantech International Corp	14,242	1,081,253
Semiconductor & Semiconductor Equipment – 3.4%
Analog Devices Inc	17,500	2,930,900
CMC Materials Inc	12,050	1,484,921
		4,415,821
Software – 3.2%
Black Knight Inc*	18,821	1,355,112
CDK Global Inc	38,218	1,626,176
Synopsys Inc*	3,959	1,185,364
		4,166,652
Specialty Retail – 3.0%
AutoZone Inc*	954	1,619,882
O'Reilly Automotive Inc*	2,360	1,442,102
Ross Stores Inc	7,032	765,433
		3,827,417
Textiles, Apparel & Luxury Goods – 3.0%
Columbia Sportswear Co	10,167	974,405
Hanesbrands Inc	94,243	1,617,210
Levi Strauss & Co	51,108	1,252,657
		3,844,272
Trading Companies & Distributors – 2.1%
GATX Corp	13,502	1,209,239
MSC Industrial Direct Co Inc	18,531	1,486,001
		2,695,240
Total Common Stocks (cost $94,887,274)		124,637,197
Repurchase Agreements– 3.0%
ING Financial Markets LLC, Joint repurchase agreement, 0.0300%, dated 9/30/21, maturing 10/1/21 to be repurchased at $3,800,003 collateralized by $3,745,971 in U.S. Treasuries 0% - 3.1250%, 11/12/21 - 2/15/51 with a value of $3,876,004((cost $3,800,000)	$3,800,000	3,800,000
Total Investments (total cost $98,687,274) – 99.8%		128,437,197
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		278,956
Net Assets – 100%		$128,716,153

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$124,637,197	$-	$-
Repurchase Agreements	-	3,800,000	-
Total Assets	$124,637,197	$3,800,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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